Capital and reserves	12 Months Ended
Dec. 31, 2017
Capital and reserves
Capital and reserves

Note 12 - Capital and reserves

A.	Share capital

	Ordinary Shares
In thousands of shares	2015	2016	2017
On issue at January 1	21,003	21,090	21,361

RSU vested during the period (1)	7	—	—
Exercise of employee equity awards (2)	80	271	762

On issue at December 31,	21,090	21,361	22,123

Authorized (3)	54,000	54,000	54,000

In USD thousands
Issued and fully paid on December 31	3,414	3,461	3,599

(1)	The RSU relate to a deferred consideration with respect to the shares of an acquired subsidiary, which was accounted for as a compound instrument.
(2)	See Note 26.
(3)	Par value NIS 0.645 each.

Shareholders’ rights

Holders of ordinary shares are entitled to participate equally in the payment of cash dividends and in stock dividend distributions. Each ordinary share is entitled to one vote on all matters to be voted on by shareholders.

Shares reserved for share option plan

See Note 26.

B.	Translation reserve for foreign operations

The translation reserve consists of all foreign currency differences arising from the translation of the financial statements of foreign operations.